Equity Awards - Assumptions Used to Estimate Fair Value of Stock Options Granted (Detail) (Verso Paper Corp., Verso Paper Corp. 2008 Incentive Award Plan, Service and performance-based employee and director stock options)
	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected weighted-average life of options granted			5 years
Range of volatility rates based on historical industry volatility	90.65%	90.22%
Expected dividend yield
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected weighted-average life of options granted	3 years	4 years 6 months
Range of volatility rates based on historical industry volatility			31.82%
Range of risk-free interest rates	1.18%	2.19%	1.49%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected weighted-average life of options granted	5 years	5 years
Range of volatility rates based on historical industry volatility			87.28%
Range of risk-free interest rates	2.16%	2.59%	2.73%